UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Andrew Schlossberg
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of January 31, 2010 is set forth below.

PowerShares India Portfolio
January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.1%
	India - 99.1%
	Consumer Discretionary - 5.1%
1,185,533	ITC, Ltd.	$6,412,303
246,744	Mahindra & Mahindra, Ltd.	5,471,492
416,046	Tata Motors, Ltd.	6,200,996
		18,084,791

	Consumer Staples - 4.3%
2,540,685	Hindustan Unilever, Ltd.	13,359,555
38,997	Nestle India, Ltd.	2,134,102
		15,493,657

	Energy - 26.6%
740,757	Cairn India, Ltd. (a)	4,260,180
866,262	Essar Oil, Ltd. (a)	2,564,264
364,616	Gail India, Ltd.	3,109,322
1,707,672	Indian Oil Corp., Ltd.	11,121,860
1,297,730	Oil & Natural Gas Corp., Ltd.	30,918,232
146,077	Oil India, Ltd.	3,559,381
1,596,569	Reliance Industries, Ltd.	35,967,812
2,132,126	Reliance Natural Resources, Ltd. (a)	2,946,707
		94,447,758

	Financial Services - 13.3%
241,560	Axis Bank, Ltd.	5,329,896
371,667	DLF, Ltd.	2,679,967
279,057	HDFC Bank, Ltd.	9,733,343
121,226	Housing Development Finance Corp., Ltd.	6,254,636
450,079	ICICI Bank, Ltd.	8,042,092
1,280,500	Infrastructure Development Finance Co., Ltd.	4,219,346
233,623	Reliance Capital, Ltd.	4,057,791
95,768	State Bank of India	4,256,274
1,782,507	Unitech, Ltd.	2,858,024
		47,431,369

	Health Care - 4.1%
594,439	Cipla, Ltd.	4,110,805
133,984	Dr. Reddy's Laboratories, Ltd.	3,232,078
341,763	Ranbaxy Laborities, Ltd. (a)	3,383,264
121,315	Sun Pharmaceutical Industries, Ltd.	3,889,303
		14,615,450

	Industrials - 8.2%
101,605	Bharat Heavy Electricals, Ltd.	5,303,441
1,281,786	Jaiprakash Associates, Ltd.	3,789,591
132,784	Larsen & Toubro, Ltd.	4,078,913
237,885	Reliance Infrastructure, Ltd.	5,303,445
220,594	Siemans India, Ltd.	3,083,963
269,720	Sterlite Industries (India), Ltd.	4,338,678
1,942,668	Suzlon Energy, Ltd. (a)	3,219,259
		29,117,290

	Information Technology - 17.5%
664,139	Infosys Technologies, Ltd.	35,834,870
158,246	Mphasis, Ltd.	2,320,217
57,757	Oracle Financial Sevices Software, Ltd. (a)	2,684,200
703,516	Tata Consultancy Services	11,153,988
716,638	Wipro, Ltd.	10,097,330
		62,090,605

	Materials - 7.4%
311,366	Hindustan Zinc, Ltd.	7,480,764
545,018	Jindal Steel & Power, Ltd.	7,402,592
596,506	Sesa Goa, Ltd.	4,428,338
1,483,657	Steel Authority of India, Ltd.	6,876,460
		26,188,154

	Telecommunication Services - 5.1%
1,763,510	Bharti Airtel, Ltd.	11,660,043
1,755,558	Reliance Communications, Ltd.	6,414,537
		18,074,580

	Utilities - 7.5%
1,100,515	Adani Power, Ltd. (a)	2,407,019
3,922,839	NHPC, Ltd. (a)	2,812,345
2,328,291	NTPC, Ltd.	10,810,659
1,658,841	Power Grid Corporation of India, Ltd.	4,017,790
964,101	Reliance Power, Ltd. (a)	3,041,496
122,281	Tata Power Co., Ltd.	3,447,786
		26,537,095

	Total Common Stocks
	(Cost $293,301,523)	352,080,749
Face Value
	Short-Term Instruments - 2.1%
	Time Deposit - 2.1%
$7,526,437	Wells Fargo (Grand Cayman)
	0.03%, 2/01/10 (Cost $7,526,437)	7,526,437

	Total Investments-101.2%
	(Cost $300,827,960) (b)	$359,607,186
	Liabilities, less cash and other assets-(1.2)%	(4,271,640)
	Net Assets-100.0%	$355,335,546

(a) Non-income producing security.
(b) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $300,827,960. The net unrealized appreciation was $58,779,226 which consisted of aggregate gross unrealized appreciation of $64,565,917 and aggregate gross unrealized depreciation of $(5,786,691).

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.

Level 2	-
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-
Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered input levels, as of the end of the reporting period, January 31, 2010.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$-	$352,080,749	$-	$352,080,749
Short-term Instruments	-	7,526,437	-	7,526,437

Total Investments	$-	$359,607,186	$-	$359,607,186

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Chief Executive Officer and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President (Principal Executive Officer)
Date:  March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President (Principal Executive Officer)
Date:  March 31, 2010

By: /s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer (Principal Financial Officer)
Date:  March 31, 2010